Business Combination, Acquisition Of NVG - Consideration transferred - other details (Details) - Nautical Ventures Group Inc.	Oct. 21, 2025 USD ($) shares $ / shares	Jun. 20, 2025 USD ($) $ / shares	Feb. 28, 2026
Derivative (option) portion | Black-Scholes option pricing model | Dividend yield
Business Combinations
Level 3 valuation inputs (in %)		0
Roger Moore | Voting Common Stock
Business Combinations
Number of shares in share consideration (in shares) | shares	6,376
Initial Convertible Note | Roger Moore
Business Combinations
Value of convertible promissory note issued		$ 4,000,000
Convertible note, accrued interest rate (%)		6.00%
Convertible note, monthly interest payment		$ 20,000
Convertible note, convertible exercise price (in $ per share) | $ / shares		$ 344.96
Subsequent Convertible Note | Derivative (option) portion | Probability of issuance rate
Business Combinations
Level 3 valuation inputs (in %)			50
Subsequent Convertible Note | Derivative (option) portion | Black-Scholes option pricing model | Probability of issuance rate
Business Combinations
Level 3 valuation inputs (in %)		50
Subsequent Convertible Note | Roger Moore
Business Combinations
Value of convertible promissory note issued		$ 2,000,000
Convertible note term (in months)		36 months
Convertible note, accrued interest rate (%)		6.00%
Convertible note, monthly interest payment		$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares		$ 344.96
Subsequent Convertible Note | Roger Moore | Probability of issuance rate
Business Combinations
Level 3 valuation inputs (in %)		50
Real Estate Note | Roger Moore
Business Combinations
Value of convertible promissory note issued	$ 2,000,000
Convertible note term (in months)	36 months
Convertible note, accrued interest rate (%)	6.00%
Convertible note, monthly interest payment	$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares	$ 344.96